UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	February 17, 2009

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$51,579


List of Other Included Mangers:	N/A

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FORM 13F INFORMATION TABLE
12/31/2008			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AMERICAN EXPRESS COMPANY	COM	025816109	" 3,595 "	"193,812"	SH		SOLE			" 193,812 "
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	" 6,540 "	"2,035"	SH		SOLE			" 2,035 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	" 2,512 "	26	SH		SOLE			 26
BURLINGTON NORTHERN SANTA FE COMMON	COM	12189T104	 738 	"9,747"	SH		SOLE			" 9,747 "
CITIGROUP INC COM	COM	172967101	 507 	"75,500"	SH		SOLE			" 75,500 "
COCA COLA COMPANY	COM	191216100	" 2,605 "	"57,550"	SH		SOLE			" 57,550 "
CONOCOPHILLIPS COM	COM	20825C104	" 3,222 "	"62,200"	SH		SOLE			" 62,200 "
DISNEY WALT COMPANY HOLDING CO	COM	254687106	" 2,272 "	"100,150"	SH		SOLE			" 100,150 "
DOW CHEM CO	COM	260543103	 957 	"63,450"	SH		SOLE			" 63,450 "
DU PONT E I DE NEMOURS & COMPANY	COM	263534109	" 1,406 "	"55,575"	SH		SOLE			" 55,575 "
FEDEX CORP COM	COM	31428X106	" 1,129 "	"17,600"	SH		SOLE			" 17,600 "
GOLDMAN SACHS GROUP INC COM	COM	38141G104	 253 	"3,000"	SH		SOLE			" 3,000 "
ISHARES TR MSCI EMERGING MKTS INDEX FD	COM	464287234	" 2,899 "	"116,100"	SH		SOLE			" 116,100 "
JOHNSON & JOHNSON COM	COM	478160104	" 3,740 "	"62,513"	SH		SOLE			" 62,513 "
KRAFT FOODS INC CL A	COM	50075N104	" 1,258 "	"46,840"	SH		SOLE			" 46,840 "
LEUCADIA NATIONAL CORP	COM	527288104	 968 	"48,900"	SH		SOLE			" 48,900 "
MARKEL CORP COM	COM	570535104	 885 	"2,959"	SH		SOLE			" 2,959 "
MOHAWK INDUSTRIES INC	COM	608190104	" 3,158 "	"73,500"	SH		SOLE			" 73,500 "
MOODYS CORP COM	COM	615369105	 970 	"48,300"	SH		SOLE			" 48,300 "
PEPSICO INC	COM	713448108	" 3,426 "	"62,555"	SH		SOLE			" 62,555 "
PFIZER INC COM	COM	717081103	" 6,354 "	"358,775"	SH		SOLE			" 358,775 "
UNITED TECHNOLOGIES CORP DEL COM	COM	913017109	 268 	"5,000"	SH		SOLE			" 5,000 "
WELLS FARGO & CO NEW COM	COM	949746101	" 1,915 "	"64,975"	SH		SOLE			" 64,975 "
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